Income and Mining Tax Expense - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Total Mining Operations
Income Taxes [Line Items]
Tax losses available for deduction against future income	$ 525.3	$ 928.5	$ 958.2
Orogen Investments SA (Luxembourg)
Income Taxes [Line Items]
Tax losses available for deduction against future income	130.8	136.5	145.3
Maximum number of years losses can be carried forward	5 years
Gold Fields Australia (Pty) Limited | Total Mining Operations
Income Taxes [Line Items]
Tax losses available for deduction against future income		$ 177.6	$ 251.9
Gold Fields Ghana Limited
Income Taxes [Line Items]
Maximum number of years losses can be carried forward	5 years
Abosso Goldfields Limited
Income Taxes [Line Items]
Maximum number of years losses can be carried forward	5 years